Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of lease-related assets and liabilities
	March 31,	December 31,
	2022	2021
Lease assets	$499,144	$526,730

Lease liabilities
Lease liabilities (short term)	$294,442	$288,966
Lease liabilities (long term)	204,762	239,225
Total lease liabilities	$499,204	$528,191

	December 31,
	2021	2020
Lease assets	$526,730	$417,913

Lease liabilities
Lease liabilities (short term)	$288,966	$150,251
Lease liabilities (long term)	239,225	273,790
Total lease liabilities	$528,191	$424,041

Schedule of lease expense
	Year Ended December 31,
	2021	2020

Operating leases	$341,453	$296,027
Financing leases	—	4,587

Total lease expense	$341,453	$300,614

Schedule of maturities of operating lease liabilities
2022 (April to December)	$284,905
2023	285,721
2024	11,877
2025	11,877
2026	11,877
2027	990
Total lease payments	607,247
Less interest	(108,043)
Present value of lease liabilities	$499,204

2022	$383,619
2023	273,844
Total lease payments	657,463
Less interest	(129,272)
Present value of lease liabilities	$528,191